Offerings	Aug. 14, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	4,230,336
Proposed Maximum Offering Price per Unit | $ / shares	37.53
Maximum Aggregate Offering Price	$ 158,764,510.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,925.38
Offering Note

(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock, par value $0.001 per share (“Common Stock”) of Intapp, Inc. (the “Company”) as may be offered or issued under the Intapp, Inc. 2021 Omnibus Incentive Plan (the “Omnibus Plan”) and the Intapp, Inc. 2021 Employee Stock Purchase Plan (the “ESPP”, together with the Omnibus Plan, the “Plans”), resulting from any stock split, dividend, recapitalization or other similar transactions which results in an increase in the number of outstanding shares of Common Stock.

(2)
Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock as reported on The Nasdaq Global Select Market on August 7, 2026.

(3)
The Company is registering an additional 4,230,336 shares of Common Stock relating to the Omnibus Plan. Pursuant to General Instruction E to Form S-8, the fee set forth in the table above is only with respect to those additional shares.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	846,067
Proposed Maximum Offering Price per Unit | $ / shares	37.53
Maximum Aggregate Offering Price	$ 31,752,894.51
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,385.07
Offering Note

(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock, par value $0.001 per share (“Common Stock”) of Intapp, Inc. (the “Company”) as may be offered or issued under the Intapp, Inc. 2021 Omnibus Incentive Plan (the “Omnibus Plan”) and the Intapp, Inc. 2021 Employee Stock Purchase Plan (the “ESPP”, together with the Omnibus Plan, the “Plans”), resulting from any stock split, dividend, recapitalization or other similar transactions which results in an increase in the number of outstanding shares of Common Stock.

(2)
Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock as reported on The Nasdaq Global Select Market on August 7, 2026.

(4)
The Company is registering an additional 846,067 shares of Common Stock for issuance relating to the ESPP. Pursuant to General Instruction E to Form S-8, the fee set forth in the table above is only with respect to those additional shares.